Debt - Additional Information (Detail) - USD ($)														12 Months Ended
	Oct. 26, 2021	Sep. 10, 2021	Aug. 24, 2021	Aug. 16, 2021	Jul. 13, 2021	May 25, 2021	Apr. 13, 2021	Mar. 24, 2021	Mar. 12, 2021	Jan. 15, 2021	Dec. 31, 2020	Nov. 11, 2020	Oct. 04, 2018	Dec. 31, 2021	Dec. 31, 2020	Feb. 04, 2022	Nov. 08, 2021	Dec. 29, 2020	Oct. 12, 2018
Debt Instrument [Line Items]
Debt instrument periodic payment				$ 5,700	$ 5,700			$ 11,700		$ 5,000
Long term debt gross											$ 744,198			$ 49,907,347	$ 744,198
Embedded derivative derivative fair value											$ 0			$ 4,395,000	$ 0
Energize Ventures Fund [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per share							$ 0.01
Two Thousand And Eighteen ATEL Loan [Member] | Machinery and Equipment [Member]
Debt Instrument [Line Items]
Debt instrument face value													$ 3,000,000.0
Proceeds from issuance of secured debt													$ 1,100,000
Long term debt term													36 months
Long term debt date of maturity											Nov. 01, 2021			Nov. 01, 2021	Nov. 01, 2021
Debt instrument effective interest rate during the period														5.80%	5.60%
Long term debt gross											$ 359,594			$ 0	$ 359,594
Two Thousand And Eighteen ATEL Loan [Member] | Machinery and Equipment [Member] | Warrants To Purchase Series A Three Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights or issued during the period warrants														32,405
Class of warrants or rights outstanding														32,405
Two Thousand And Eighteen Silicon Valley Bank Loan [Member] | Personal Property And Equity [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument face value																			$ 3,000,000.0
Debt instrument variable interest rate spread															1.25%
Two Thousand And Eighteen Silicon Valley Bank Loan [Member] | Personal Property And Equity [Member] | Warrants To Purchase Common Stock [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Class of warrants or rights or issued during the period warrants														46,636
Class of warrants or rights number of securities covered by the warrants or rights														46,636
Class of warrants or rights exercise price per share														$ 0.45
Two Thousand And Twenty One Manufacturing Financing Services Secured Term Loan [Member] | Equipment [Member]
Debt Instrument [Line Items]
Debt instrument face value												$ 400,000
Long term debt term											60 months				60 months
Long term debt date of maturity											Dec. 01, 2025			Dec. 01, 2025	Dec. 01, 2025
Class of warrants or rights or issued during the period warrants														3.4	4.1
Long term debt percentage of down payment												10.00%
Debt instrument periodic payment												$ 7,000
Long term debt gross														$ 315,000
Two Thousand And Twenty Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument face value														$ 10,000,000.0				$ 6,500,000
Debt instrument variable interest rate spread											1.00%			1.00%
Long term debt gross						$ 10,000,000.0					$ 0			$ 10,225,000	$ 0
Long term debt variable interest rate percentage														2.25%				2.25%
Debt instrument principal as a percentage of outstanding amount															4.90%
Long term debt maturity start date											Dec. 01, 2024			Jan. 01, 2022
Long term debt maturity end date date											Dec. 01, 2024
Debt instrument periodic payment of principal											$ 277,800
Two Thousand And Twenty Silicon Valley Bank [Member] | Two Thousand And Twenty Warrants To Purchase Common Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights or issued during the period units											26,115
Two Thousand And Twenty Silicon Valley Bank [Member] | Two Thousand And Twenty One Warrants To Purchase Common Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights											26,115				26,115
Class of warrants or rights exercise price per share																		$ 1.81
Two Thousand And Twenty Silicon Valley Bank [Member] | Two Thousand And Twenty One Warrants To Purchase Common Stock [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Class of warrants or rights outstanding														26,115
Class of warrants or rights exercise price per share									$ 13.49
Class of warrants or rights or issued during the period units									26,115
Two Thousand And Twenty Silicon Valley Bank [Member] | Two Thousand And Twenty One Warrants To Purchase Common Stock [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Class of warrants or rights outstanding														26,115
Class of warrants or rights exercise price per share						$ 13.49
Class of warrants or rights or issued during the period units						26,115
Two Thousand And Twenty One Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Long term debt gross											$ 0			$ 20,800,000	$ 0
Two Thousand And Twenty One Silicon Valley Bank [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 20,000,000.0
Long term debt date of maturity														Mar. 10, 2022
Debt instrument variable interest rate spread		6.00%
Cumulative amount drawn long term debt																	$ 20,000,000
Two Thousand And Twenty One Silicon Valley Bank [Member] | Prime Rate [Member] | Extension Of Due Date [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long term debt date of maturity																Apr. 03, 2023
Two Thousand And Twenty One Silicon Valley Bank [Member] | Prime Rate [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 10,000,000.0
Proceeds from other long term debt		10,000,000.0
Two Thousand And Twenty One Silicon Valley Bank [Member] | Prime Rate [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument face value		10,000,000.0
Proceeds from other long term debt	$ 7,000,000.0	$ 3,000,000.0
Manufacturers Capital Promissory Notes [Member]
Debt Instrument [Line Items]
Long term debt gross											0			$ 967,710	0
Manufacturers Capital Promissory Notes [Member] | Equipment [Member] | Fifteenth Of January Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt										$ 299,000
Long term debt term														48 months
Long term debt date of maturity														Jan. 15, 2025
Debt instrument effective interest rate during the period														2.80%
Long term debt gross														$ 168,000
Debt instrument principal as a percentage of outstanding amount										10.00%
Manufacturers Capital Promissory Notes [Member] | Equipment [Member] | March Twenty Fourth Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt								$ 680,000
Long term debt term														48 months
Long term debt date of maturity														Mar. 24, 2025
Debt instrument effective interest rate during the period														3.00%
Long term debt gross														$ 389,000
Debt instrument principal as a percentage of outstanding amount								10.00%
Manufacturers Capital Promissory Notes [Member] | Equipment [Member] | July Thirteenth Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt					$ 253,000
Long term debt term														48 months
Long term debt date of maturity														Jul. 13, 2025
Debt instrument effective interest rate during the period														2.40%
Long term debt gross														$ 203,000
Debt instrument principal as a percentage of outstanding amount					10.00%
Manufacturers Capital Promissory Notes [Member] | Equipment [Member] | August Sixteenth Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt				$ 253,000
Long term debt term														48 months
Long term debt date of maturity														Aug. 16, 2025
Debt instrument effective interest rate during the period														2.00%
Long term debt gross														$ 207,000
Debt instrument principal as a percentage of outstanding amount				10.00%
Convertible Debt [Member] | Energize Ventures Fund [Member] | Related Party Convertible Notes One [Member]
Debt Instrument [Line Items]
Long term debt date of maturity														Apr. 13, 2023
Debt instrument effective interest rate during the period														58.30%
Class of warrants or rights number of securities covered by the warrants or rights														140,000
Class of warrants or rights exercise price per share														$ 0.01
Long term debt gross											0			$ 7,600,000	0
Proceeds from convertible debt							$ 7,600,000
Related party transaction rate of interest							6.00%
Embedded derivative derivative fair value														2,500,000
Gain loss on embedded derivative liability net														$ 75,000
Debt instrument conversion price percentage														80.00%
Debt instrument conversion period from the date of maturity														90 days
Convertible Debt [Member] | Drive Capital Fund [Member] | Related Party Convertible Notes Two [Member]
Debt Instrument [Line Items]
Long term debt date of maturity														Aug. 23, 2023
Debt instrument effective interest rate during the period														17.10%
Long term debt gross											0			$ 3,000,000	0
Proceeds from convertible debt			$ 3,000,000.0
Related party transaction rate of interest			6.00%
Embedded derivative derivative fair value														600,000
Gain loss on embedded derivative liability net														$ 11,000
Debt instrument conversion price percentage														80.00%
Debt instrument conversion period from the date of maturity														90 days
Convertible Debt [Member] | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes Three [Member]
Debt Instrument [Line Items]
Long term debt date of maturity														Oct. 26, 2023
Debt instrument effective interest rate during the period														16.30%
Long term debt gross											$ 0			$ 7,000,000	$ 0
Proceeds from convertible debt	$ 7.0
Related party transaction rate of interest	6.00%
Embedded derivative derivative fair value														1,300,000
Gain loss on embedded derivative liability net														$ 122,000
Debt instrument conversion price percentage														80.00%
Debt instrument conversion period from the date of maturity														90 days